UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/03

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

     /s/ William W. Lester            Lincoln, Nebraska           5-13-03
-------------------------------  -------------------------  --------------------
        (signature)                   (city, state)               (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              102

Form 13F Information Table Value Total:              $205,570

List of Other Included Managers:

No.      13F File Number   Name

                                TITLE OF                VALUE   SHARES/   SH/PUT/   INVESTMENT   OTHER   VOTING     AUTHORITY
           NAME OF ISSUER          CLASS    CUSIP      (x1000)  PRN AMT   PRN/CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE

ABBOTT LABORATORIES               COM     002824100     1,121      29,800 SH         DEFINED                  29,800

AFFILIATED COMPUTER SERVICES      CDS     008190AF7     1,435   1,180,000 PRN        DEFINED               1,180,000

AFFILIATED MANAGERS GROUP         CDS     008252AC2     1,343   1,500,000 PRN        DEFINED               1,500,000

ALCOA                             COM     013817101     3,467     178,875 SH         DEFINED                 178,875

AMERICAN CENTRY GLOBAL GLD FD     COM     02507M105        84      10,664 SH         DEFINED                  10,664

AMERICAN EXPRESS CO               COM     025816109     3,339     100,487 SH         DEFINED                 100,487

AMERICAN INTERNATIONAL GROUP      COM     026874107     4,284      86,634 SH         DEFINED                  86,634

AMERUS GROUP CO                   COM     03072M108     3,190     130,000 SH         DEFINED                 130,000

AMGEN INC.                        COM     031162100     3,992      69,335 SH         DEFINED                  69,335

ANADARKO PETROLEUM CORP           CDS     032511AP2     1,116   1,900,000 PRN        DEFINED               1,900,000

ANHEUSER-BUSCH CO                 COM     035229103       221       4,750 SH         DEFINED                   4,750

AON CORP                          COM     037389103       542      26,200 SH         DEFINED                  26,200

APPLIED MATERIALS                 COM     038222105     3,563     283,032 SH         DEFINED                 283,032

BDK HOLDINGS INC.                 COM     05537P105         0      17,959 SH         DEFINED                  17,959

BERKSHIRE HATHAWAY A              COM     084670108       574           9 SH         DEFINED                       9

BERKSHIRE HATHAWAY B              COM     084670207       261         122 SH         DEFINED                     122

BRIGGS & STRATTON                 CDS     109043AD1       482     450,000 PRN        DEFINED                 450,000

BRINKER INTERNATIONAL             CDS     109641AC4     1,324   1,950,000 PRN        DEFINED               1,950,000

CALVERT                           COM     131582751     2,725     337,242 SH         DEFINED                 337,242

CALVERT                           COM     13161T401     3,367     209,761 SH         DEFINED                 209,761

CALVERT                           COM     131582850       600      47,084 SH         DEFINED                  47,084

CALVERT                           COM     131582207       589      35,912 SH         DEFINED                  35,912

CENTERPOINT ENERGY                CDS     15189T206     1,774   4,310,500 PRN        DEFINED               4,310,500

CERNER CORP                       COM     156782104     4,126     127,688 SH         DEFINED                 127,688

CISCO SYSTEMS INC                 COM     17275R102     3,701     285,361 SH         DEFINED                 285,361

CITIGROUP INC                     COM     172967101     5,062     146,941 SH         DEFINED                 146,941

COMPUTER ASSOCIATES INT'L         CDS     204912AN9     1,365   1,300,000 PRN        DEFINED               1,300,000

CONAGRA FOODS INC                 COM     205887102       407      20,250 SH         DEFINED                  20,250

DEVON ENERGY CORPORATION          COM     25179M103     5,469     113,422 SH         DEFINED                 113,422

DISNEY CO THE WALT                COM     254687106     3,688     216,710 SH         DEFINED                 216,710

DNP SELECT INCOME FD INC          COM     23325P104        99      10,000 SH         DEFINED                  10,000

ELECTRONIC ARTS INC.              COM     285512109     2,013      34,325 SH         DEFINED                  34,325

EMC CORPORATION                   COM     268648102     1,436     198,645 SH         DEFINED                 198,645

EMERSON ELECTRIC CO               COM     291011104       952      21,000 SH         DEFINED                  21,000

EOP OPERATING LTD PARTNERSHIP     CDS     268766BR2       345     330,000 PRN        DEFINED                 330,000

ESTEE LAUDER COMPANIES INC        COM     518439104     5,316     175,085 SH         DEFINED                 175,085

EXXON MOBIL CORP                  COM     30231G102     4,104     117,415 SH         DEFINED                 117,415

FANNIE MAE                        COM     313586109       234       3,575 SH         DEFINED                   3,575

FIRST AMERICAN CORPORATION        CDS     318522AC3       739     670,000 PRN        DEFINED                 670,000

FIRST AMERICAN CORPORATION        CDS     318522AD1       441     400,000 PRN        DEFINED                 400,000

FIRST DATA CORP                   CDS     319963AD6     1,407   1,270,000 PRN        DEFINED               1,270,000

FIRST DATA CORP                   COM     319963104     3,410      92,127 SH         DEFINED                  92,127

FORTUNE BRANDS                    COM     349631101     1,088      25,376 SH         DEFINED                  25,376

FREDDIE MAC                       COM     313400301     4,839      91,127 SH         DEFINED                  91,127

GANNETT CO INC                    COM     364730101     4,988      70,815 SH         DEFINED                  70,815

GATX CAPITAL CORP                 CDS     361448AC7     1,050   1,090,000 PRN        DEFINED               1,090,000

GENERAL MILLS INC                 CDS     370334AT1     1,283   1,800,000 PRN        DEFINED               1,800,000

GENERAL MOTORS CORP               CDS     370442733     1,094   1,205,000 PRN        DEFINED               1,205,000

H&R BLOCK INC.                    COM     093671105     3,615      84,675 SH         DEFINED                  84,675

HIBERNIA CORPORATION              COM     428656102     1,001      59,000 SH         DEFINED                  59,000

ILLINOIS TOOL WORKS               COM     452308109     3,017      51,875 SH         DEFINED                  51,875

INGERSOLL RAND CO.                COM     G4776G101     5,325     138,000 SH         DEFINED                 138,000

INTEL CORP                        COM     458140100       213      13,107 SH         DEFINED                  13,107

JEFFERSON-PILOT                   COM     475070108       962      25,000 SH         DEFINED                  25,000

JOHNSON & JOHNSON                 COM     478160104     3,643      62,951 SH         DEFINED                  62,951

JOHNSON & JOHNSON (ALZA CORP)     CDS     02261WAB5     1,341   1,650,000 PRN        DEFINED               1,650,000

KERR MCGEE CORP                   CDS     492386AP2     1,272   1,200,000 PRN        DEFINED               1,200,000

LIBERTY MEDIA GROUP               CDS     530715AN1     1,355   2,100,000 PRN        DEFINED               2,100,000

LIBERTY MEDIA GROUP               CDS     530715AR2     1,332   1,430,000 PRN        DEFINED               1,430,000

LOWES COMPANIES INC.              COM     548661107     4,101     100,500 SH         DEFINED                 100,500

MANPOWER INC.                     CDS     56418HAC4     1,164   1,940,000 PRN        DEFINED               1,940,000

MEDTRONIC                         COM     585055106     5,167     114,520 SH         DEFINED                 114,520

MERCK & CO INC                    COM     589331107     1,005      18,350 SH         DEFINED                  18,350

MFA MTG INVTS INC                 COM     55272X912       101      11,697 SH         DEFINED                  11,697

MICROSOFT CORP                    COM     594918104     3,476     143,565 SH         DEFINED                 143,565

MORGAN STANLEY                    COM     61744J416     4,376     597,058 SH         DEFINED                 597,058

NATIONS MUNICIPAL INCOME FUND     COM     638579672       167      15,124 SH         DEFINED                  15,124

NEUBERGER & BERMAN                COM     641224209       234      22,385 SH         DEFINED                  22,385

NORTEL NETWORKS CORP              CDS     656568AA0       485     660,000 PRN        DEFINED                 660,000

OAK INDUSTRIES                    CDS     671400AL3       390     500,000 PRN        DEFINED                 500,000

ODYSSEY RE HOLDINGS CORP          CDS     67612WAA6     1,318   1,150,000 PRN        DEFINED               1,150,000

PALL CORP                         COM     696429307     5,396     269,775 SH         DEFINED                 269,775

PEPSICO INC                       COM     713448108     4,034     100,840 SH         DEFINED                 100,840

PFIZER INC                        COM     717081103     4,264     136,856 SH         DEFINED                 136,856

POTOMAC ELECTRIC POWER CO         PFD     737679209       385      10,000 SH         DEFINED                  10,000

QWEST COMMUNICATIONS INTL INC     COM     749121109        87      25,056 SH         DEFINED                  25,056

REEBOK INTERNATIONAL              CDS     758110AE0       550     480,000 PRN        DEFINED                 480,000

ROYAL CARIBBEAN CRUISES LTD       CDS     780153AM4       516   1,250,000 PRN        DEFINED               1,250,000

ROYAL DUTCH PETROLEUM             COM     780257804     5,169     126,842 SH         DEFINED                 126,842

S&P 500                           COM     78462F103     3,820     163,090 SH         DEFINED                 163,090
                                                       1
SCUDDER GROWTH FUND CL-A          COM     81115H104        78      11,134 SH         DEFINED                  11,134

SOUTH CAROLINA ELEC & GAS CO      PFD     8370042*0       254       7,596 SH         DEFINED                   7,596

SYNERGY MEDIA INC                 COM     871934105         1     100,000 SH         DEFINED                 100,000

T ROWE PRICE                      COM     779552108     1,079      47,278 SH         DEFINED                  47,278

TALBOTS INC                       COM     874161102     4,221     163,980 SH         DEFINED                 163,980

UNITED PARCEL SERVICE-CLASS B     CDS     911312AB2     1,226   1,200,000 PRN        DEFINED               1,200,000

UNIVERSAL HEALTH SERVICES         CDS     913903AL4     1,437   2,400,000 PRN        DEFINED               2,400,000

US CELLULAR CORP                  CDS     911684AA6     1,701   4,200,000 PRN        DEFINED               4,200,000

VANGUARD                          COM     922031109     2,613     281,558 SH         DEFINED                 281,558

VANGUARD                          COM     922021100       300      25,140 SH         DEFINED                  25,140

VANGUARD                          COM     922031307       352      32,882 SH         DEFINED                  32,882

VANGUARD                          COM     922908108       459       5,869 SH         DEFINED                   5,869

VANGUARD                          COM     922031869       710      58,780 SH         DEFINED                  58,780

VARIAN MEDICAL SYSTEMS            COM     92220P105       871      16,150 SH         DEFINED                  16,150

WACHOVIA CORP                     COM     929903102     3,884     114,000 SH         DEFINED                 114,000

WAL-MART STORES INC               COM     931142103     4,980      95,715 SH         DEFINED                  95,715

AMERICAN EXPRESS CO               OPT     0258169GV       465      14,000 SH  CALL   OTHER                    14,000

DISNEY CO THE WALT                OPT     2546879GD     1,277      75,000 SH  CALL   OTHER                    75,000

ELECTRONIC ARTS INC.              OPT     2855129FN       586      10,000 SH  CALL   OTHER                    10,000

H&R BLOCK INC.                    OPT     0936719GJ       534      12,500 SH  CALL   OTHER                    12,500

MEDTRONIC                         OPT     5850559EJ       609      13,500 SH  CALL   OTHER                    13,500

MICROSOFT CORP                    OPT     5949189GZ       605      25,000 SH  CALL   OTHER                    25,000

                                                102   205,570  46,233,576